Leases (Tables)	12 Months Ended
Mar. 31, 2021
Presentation of leases for lessee [abstract]
Roll-forward of lease right-of-used assets
The roll-forward of lease right-of-use assets is as follows:

	2021	2020
Cost	$	$
Lease right-of-use assets, beginning of year	18,403	11,971
Additions	5,255	4,158
Acquired in business combinations	7,439	3,027
Modifications to and disposals of lease contracts	(4,373)	(626)
Exchange differences	330	(127)
Lease right-of-use assets, end of year	27,054	18,403

Accumulated depreciation
Lease right-of-use assets, beginning of year	2,446	—
Depreciation charge	3,876	2,492
Modifications to and disposals of lease contracts	(544)	(46)
Exchange differences	70	—
Lease right-of-use assets, end of year	5,848	2,446
Cost, net accumulated depreciation
Lease right-of-use assets, beginning of year	15,957	11,971

Lease right-of-use assets, end of year	21,206	15,957

Offices	20,355	15,183
Vehicles	851	774

Maturity of lease liabilities
The maturity analysis of lease liabilities as at March 31, 2021 is as follows:

Fiscal Year	$

2022	5,120
2023	4,718
2024	3,990
2025	3,450
2026	2,505
2027 and thereafter	5,895

Total minimum payments	25,678
As at March 31, 2021 and 2020, the maturity analysis of financial liabilities represented the following:
2021

	<1 Year	1 to 3 Years	4 to 5 Years	>5 Years	Total
	$	$	$	$	$

Accounts payable and accrued liabilities	65,052	—	—	—	65,052
Other long-term liabilities	—	3,154	—	—	3,154
Long-term debt	—	—	30,000	—	30,000
2020

	<1 Year	1 to 3 Years	4 to 5 Years	>5 Years	Total
	$	$	$	$	$

Accounts payable and accrued liabilities	30,810	—	—	—	30,810
Other long-term liabilities	—	8,198	—	—	8,198
Long-term debt	—	—	30,000	—	30,000